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                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                         STRATEGIC PARTNERS ANNUITY ONE
                             STRATEGIC PARTNERS PLUS

                        SUPPLEMENT DATED FEBRUARY 7, 2003
                     TO PROSPECTUSES DATED JANUARY 17, 2003




CONTRACT WITH CREDIT

For Contracts With Credit we may offer lower interest rates for the fixed rate options then we offer for the Contract Without Credit.











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